Changes to IFRS not yet adopted	12 Months Ended
Dec. 31, 2023
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Changes to IFRS Not Yet Adopted	Changes to IFRS not yet adopted As from January 1, 2024, various amendments to IFRS standards will apply that do not have a material impact on Shell.